Exhibit 99.1
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of December 2006

Collection Period	Dec-06	30/360 Days	30
Distribution Date	16-Jan-07	Actual/360 Days	32

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,254,578,985.94	934,719,877.39	899,570,065.54	0.717029
Total Securities		1,254,578,985.94	934,719,877.39	899,570,065.54	0.717029
Class A-1 Notes	5.08141%	335,000,000.00	15,140,891.45	0.00	0.000000
Class A-2 Notes	5.18000%	275,000,000.00	275,000,000.00	256,287,750.50	0.931955
Class A-3 Notes	5.16000%	378,000,000.00	378,000,000.00	378,000,000.00	1.000000
Class A-4 Notes	5.22000%	206,986,000.00	206,986,000.00	206,986,000.00	1.000000
Certificates	0.00000%	59,592,985.94	59,592,985.94	58,296,315.04	0.978241

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,140,891.45	68,388.51	45.1966909	0.2041448
Class A-2 Notes	18,712,249.50	1,187,083.33	68.0445436	4.3166667
Class A-3 Notes	0.00	1,625,400.00	-	4.3000000
Class A-4 Notes	0.00	900,389.10	-	4.3500000
Certificates	1,296,670.90	0.00	21.7587839	-
Total Securities	35,149,811.85	3,781,260.94

I. COLLECTIONS

Interest:
Interest Collections		3,231,959.19
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,231,959.19

Principal:
Principal Collections		34,711,601.52
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		34,711,601.52

Recoveries of Defaulted Receivables		208,310.30
Investment Earnings on Yield Supplement Account		167,178.32
Release from the Yield Supplement Account		1,997,360.30
Servicer Advances		181,731.93

Total Collections		40,498,141.56

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	61,471	934,719,877.39
Total Principal Collections		34,711,601.52
Principal Amount of Gross Losses		438,210.33
	59,973	899,570,065.54

III. DISTRIBUTIONS

Total Collections		40,498,141.56
Reserve Account Draw		0.00
Total Available for Distribution		40,498,141.56

Exhibit 99.1
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of December 2006

1. Reimbursement of Advance	39,352.36

2. Servicing Fee:
Servicing Fee Due	778,933.23
Servicing Fee Paid	778,933.23
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	68,388.51

Class A-1 Notes Monthly Interest Paid	68,388.51
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,187,083.33

Class A-2 Notes Monthly Interest Paid	1,187,083.33
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,625,400.00

Class A-3 Notes Monthly Interest Paid	1,625,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	900,389.10

Class A-4 Notes Monthly Interest Paid	900,389.10
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,781,260.94
Total Note Monthly Interest Paid	3,781,260.94
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	35,898,595.03

4. Total Monthly Principal Paid on the Notes	33,853,140.95

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	33,853,140.95
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of December 2006

5. Total Monthly Principal Paid on the Certificates		1,296,670.90

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		1,296,670.90
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		748,783.18
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		748,783.18

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		36,384,362.06
Release to Collection Account		1,997,360.30
Ending Yield Supplement Account Balance		34,387,001.76

V. RESERVE ACCOUNT

Initial Reserve Account Amount		6,272,894.93
Required Reserve Account Amount		6,272,894.93
Beginning Reserve Account Balance		6,272,894.93
Ending Reserve Account Balance		6,272,894.93

Reserve Account Triggers	Test Ratio	Actual Ratio	Result
Average Three Period Delinquency Percentage	2.00%	0.15%	Pass
Average Three Period Charge Off Rate	2.75%	0.49%	Pass

Required Reserve Account Amount for Next Period		6,272,894.93

VI. POOL STATISTICS

Weighted Average Coupon		4.33%
Weighted Average Remaining Maturity		41.16

Principal Recoveries of Defaulted Receivables		208,310.30
Principal on Defaulted Receivables		438,210.33
Pool Balance at Beginning of Collection Period		934,719,877.39
Net Loss Ratio		0.30%

Net Loss Ratio for Second Preceding Collection Period		0.53%
Net Loss Ratio for Preceding Collection Period		0.65%
Net Loss Ratio for Current Collection Period		0.30%
Average Net Loss Ratio		0.49%

Cumulative Net Losses for all Periods		2,584,817.78

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,541,120.94	471
61-90 Days Delinquent	1,536,353.11	86
91-120 Days Delinquent	337,957.58	20
Total Delinquent Receivables:	9,415,431.63	577
61+ Days Delinquencies as Percentage of Receivables	0.21%	0.18%

Delinquency Ratio for Second Preceding Collection Period		0.12%
Delinquency Ratio for Preceding Collection Period		0.15%
Delinquency Ratio for Current Collection Period		0.18%
Average Delinquency Ratio		0.15%

Exhibit 99.1
Nissan Auto Receivables 2006-B
Monthly Servicer's Certificate
for the month of December 2006

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	No